UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Christopher M. Rohrbacher—Vice President and Secretary

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Global Infrastructure Fund

Portfolio of Investments    September 30, 2018

(Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 97.0%

	COMMON STOCKS – 92.5%

	Air Freight & Logistics – 0.1%

1,330	BPost SA, (2)	$21,583

15,397	Oesterreichische Post AG, (2)	643,761
	Total Air Freight & Logistics	665,344

	Commercial Services & Supplies – 3.9%

20,160	Advanced Disposal Services Inc., (3)	545,933

4,914,498	China Everbright International Ltd, (2)	4,243,119

2,702	Covanta Holding Corporation	43,908

191,091	Waste Connections Inc.	15,243,329
	Total Commercial Services & Supplies	20,076,289

	Construction & Engineering – 4.5%

36,722	Eiffage SA, (2)	4,102,207

186,187	Ferrovial SA, (2)	3,852,796

157,250	Vinci SA, (2)	14,960,740
	Total Construction & Engineering	22,915,743

	Diversified Telecommunication Services – 2.4%

190,014	Cellnex Telecom SA, (2), (3)	4,983,535

171,588	HKBN Ltd, (2)	293,933

4,397	HKT Trust & HKT Ltd, (2)	6,046

226,580	Infrastrutture Wireless Italiane SpA, (2)	1,677,041

3,776,083	NetLink NBN Trust	2,154,526

90,373	Zayo Group Holdings Inc., (3)	3,137,751
	Total Diversified Telecommunication Services	12,252,832

	Electric Utilities – 19.4%

32,126	Alliant Energy Corporation	1,367,604

109,219	Alupar Investimento SA	428,649

117,727	American Electric Power Co Inc.	8,344,490

1,318,430	AusNet Services, (2)	1,548,650

13,540	Avangrid Inc.	648,972

337,543	CK Infrastructure Holdings Ltd, (2)	2,671,302

175,635	Duke Energy Corporation	14,054,313

62,494	Edison International	4,229,594

7,191	Elia System Operator SA/NV, (2)	463,260

39,075	Endesa SA, (2), (3)	842,836

104,687	Enel Chile SA, ADR	524,482

Nuveen Global Infrastructure Fund (continued)

Portfolio of Investments    September 30, 2018

(Unaudited)

Shares	Description (1)	Value

	Electric Utilities (continued)

437,269	Enel SpA, (2)	$2,235,111

44,476	Entergy Corporation	3,608,338

27,281	Evergy Inc.	1,498,273

57,164	Eversource Energy	3,512,156

1,885,789	Iberdrola SA, (2)	13,850,841

603,012	Infratil Ltd, (2)	1,424,621

105,142	NextEra Energy Inc.	17,621,799

103,386	PG&E Corp	4,756,790

539	Pinnacle West Capital Corporation	42,678

13,345	PNM Resources Inc.	526,460

7,803	Portland General Electric Company	355,895

145,411	Power Assets Holdings Ltd, (2)	1,010,743

458,511	Power Grid Corp of India Ltd, (2)	1,191,994

203,079	Red Electrica Corporation SA, (2), (3)	4,245,479

2,401,156	Spark Infrastructure Group, (2)	3,889,631

38,294	The Southern Company	1,669,618

426,839	Terna Rete Elettrica Nazionale SpA, (2)	2,280,123

60,585	Transmissora Alianca de Energia Eletrica SA	300,033
	Total Electric Utilities	99,144,735

	Gas Utilities – 2.2%

73,694	AltaGas Ltd	1,172,463

209,247	APA Group, (2)	1,508,957

8,104	Atmos Energy Corporation	761,047

159,052	ENN Energy Holdings Ltd, (2), (WI/DD)	1,382,737

2,285,554	Hong Kong & China Gas Company Ltd, (2), (WI/DD)	4,530,081

67,971	Naturgy Energy Group SA, (2), (3)	1,852,887
	Total Gas Utilities	11,208,172

	IT Services – 0.2%

242,108	NEXTDC Ltd, (2), (3)	1,136,614

	Multi-Utilities – 8.2%

67,378	Ameren Corporation	4,259,637

53,090	Brookfield Infrastructure Partners LP	2,117,229

178,394	CenterPoint Energy Inc. (WI/DD)	4,932,594

43,147	CMS Energy Corporation	2,114,203

5,956	Consolidated Edison Inc.	453,788

108,197	Dominion Energy Inc.	7,604,085

13,084	DTE Energy Company	1,427,857

303,777	E.ON SE, (2)	3,091,157

123,250	Engie SA, (2)	1,814,517

Shares	Description (1)	Value

	Multi-Utilities (continued)

65,294	Hera SpA, (2)	$203,050

63,569	National Grid PLC, Sponsored ADR	3,296,688

42,562	REN – Redes Energeticas Nacionais SGPS SA, (2)	120,148

31,649	Sempra Energy	3,600,074

235,766	Suez, (2)	3,353,748

7,122	Unitil Corporation	362,510

72,169	Veolia Environnement SA, (2)	1,440,105

25,615	WEC Energy Group Inc.	1,710,057
	Total Multi-Utilities	41,901,447

	Oil, Gas & Consumable Fuels – 20.1%

72,761	Cheniere Energy Inc., (3)	5,056,162

81,921	Enagas SA, (2)	2,208,033

741,322	Enbridge Inc.	23,937,287

129,238	Energy Transfer Equity LP	2,252,618

129,209	Enterprise Products Partners LP	3,712,175

73,074	Inter Pipeline Ltd	1,267,261

840,937	Kinder Morgan, Inc.	14,909,813

6,657	Koninklijke Vopak NV, (2)	327,965

34,838	Magellan Midstream Partners LP	2,359,229

164,314	ONEOK Inc.	11,138,846

233,402	Pembina Pipeline Corporation	7,930,952

55,805	Petronet LNG Ltd, (2)	172,742

172,240	Snam SpA, (2)	716,257

41,676	Targa Resources Corporation	2,346,776

158,777	TransCanada Corporation	6,424,117

186,096	TransCanada Corporation	7,529,421

395,806	Williams Companies Inc.	10,761,965
	Total Oil, Gas & Consumable Fuels	103,051,619

	Road & Rail – 3.2%

420,555	Aurizon Holdings Ltd, (2)	1,248,603

1,172	Central Japan Railway Company, (2)	244,008

330,152	ComfortDelGro Corporation Ltd, (2)	586,760

80,389	East Japan Railway Company, (2)	7,467,263

14,654	Kansas City Southern	1,660,005

178,976	Rumo SA, (3)	663,867

25,817	Union Pacific Corporation	4,203,782
	Total Road & Rail	16,074,288

	Transportation Infrastructure – 27.0%

101,770	Aena SME SA, (2), (3)	17,632,362

43,836	Aeroports de Paris, (2)	9,869,724

Nuveen Global Infrastructure Fund (continued)

Portfolio of Investments    September 30, 2018

(Unaudited)

Shares	Description (1)	Value

	Transportation Infrastructure (continued)

566,589	Atlantia SpA, (2)	$11,754,855

850,182	Atlas Arteria Ltd	4,289,587

1,477,141	Auckland International Airport Ltd, (2)	7,146,811

538,930	China Merchants Port Holdings Company Ltd, (2)	1,030,275

572,367	Enav SpA, (2)	2,786,964

85,716	Flughafen Wien AG, (2)	3,488,625

34,631	Flughafen Zurich AG, (2)	6,997,551

74,566	Fraport AG Frankfurt Airport Services Worldwide, (2)	6,582,835

676,462	Getlink, (2)	8,641,744

31,079	Grupo Aeroportuario del Centro Norte, SA, ADR	1,769,949

28,518	Grupo Aeroportuario del Pacifico S.A.B. de CV, ADR	3,113,595

2,574	Grupo Aeroportuario del Sureste SAB de CV, ADR	528,005

25,485	Hamburger Hafen und Logistik AG, (2)	598,291

665,546	International Container Terminal Services Inc.	1,159,132

5,524	Japan Airport Terminal Company Ltd, (2)	251,288

92,931	Kamigumi Company Ltd, (2)	2,048,449

67,296	Macquarie Infrastructure Corporation	3,104,364

725,579	Port of Tauranga Ltd, (2)	2,513,578

35,755	Promotora y Operadora de Infraestructura SAB de CV	380,573

75,786	Promotora y Operadora de Infraestructura SAB de CV	589,231

72,978	SATS Ltd, (2)	278,608

28,157	Societa Iniziative Autostradali e Servizi SpA, (2)	415,733

2,060,029	Sydney Airport, (2)	10,253,769

3,485,282	Transurban Group, (2)	28,245,858

1,390,427	Westports Holdings Bhd, (2)	1,276,234

73,524	Westshore Terminals Investment Corporation	1,527,801
	Total Transportation Infrastructure	138,275,791

	Water Utilities – 1.2%

1,857,318	Aguas Andinas SA, Class A	1,029,122

2,308	American Water Works Company Inc.	203,035

42,959	AquaVenture Holdings Ltd, (3)	776,269

1,666,144	China Everbright Water Ltd	432,670

17,268	Cia de Saneamento do Parana	177,189

199,618	Guangdong Investment Ltd, (2)	353,716

89,565	Severn Trent PLC, (2)	2,158,956

97,627	United Utilities Group PLC, (2)	896,210
	Total Water Utilities	6,027,167

	Wireless Telecommunication Services – 0.1%

8,282,482	Sarana Menara Nusantara Tbk PT	271,238
	Total Common Stocks (cost $406,473,809)	473,001,279

Shares	Description (1)			Value

	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 4.1%

	Health Care – 0.5%

1,310,865	Parkway Life Real Estate Investment Trust, (2)			$2,588,107

	Specialized – 3.6%

6,539	American Tower Corporation, REIT			950,117

33,812	Coresite Realty Corporation			3,757,866

39,244	Digital Realty Trust Inc.			4,414,165

209	Equinix Inc.			90,474

2,982,882	Keppel DC REIT, (2)			2,986,720

39,269	SBA Communications Corporation, (3)			6,307,779
	Total Speicalized			18,507,121
	Total Real Estate Investment Trust Common Stocks (cost $19,652,184)			21,095,228

Shares	Description (1), (4)			Value

	INVESTMENT COMPANIES – 0.4%

183,860	3l Infrastructure PLC			$584,729

3,179,348	Keppel Infrastructure Trust			1,151,222
	Total Investment Companies (cost $1,605,618)			1,735,951
	Total Long-Term Investments (cost $427,731,611)			495,832,458

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 1.6%

	REPURCHASE AGREEMENTS – 1.6%

$8,431	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/18, repurchase price $8,431,804, collateralized by $7,740,000 U.S. Treasury Bonds, 3.750%, due 11/15/43, value $8,600,727	1.050%	10/01/18	$8,431,066
	Total Short-Term Investments (cost $8,431,066)			8,431,066
	Total Investments (cost $436,162,677) – 98.6%			504,263,524
	Other Assets Less Liabilities – 1.4%			7,390,688
	Net Assets – 100%			$511,654,212

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Global Infrastructure Fund (continued)

Portfolio of Investments    September 30, 2018

(Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$243,933,859	$229,067,420	$—	$473,001,279
Real Estate Investment Trust Common Stocks	15,520,401	5,574,827	—	21,095,228
Investment Companies	1,735,951	—	—	1,735,951
Short-Term Investments:
Repurchase Agreements	—	8,431,066	—	8,431,066
Total	$261,190,211	$243,073,313	$—	$504,263,524

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels as of the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent an Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.

	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$—	$(16,697,757)	$16,697,757	$—	$—	$—
Real Estate Investment Trust Common Stocks	1,092,517	(5,574,827)	5,574,827	(1,092,517)	—	—

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The table below presents the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of September 30, 2018.

Tax cost of investments	$452,570,863
Gross unrealized:
Appreciation	$74,164,138
Depreciation	(22,471,477)
Net unrealized appreciation (depreciation) of investments	$51,692,661

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For fair value measurement disclosure purposes, investment classified as Level 2.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

ADR	American Depositary Receipt.

REIT	Real Estate Investment Trust

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Nuveen Real Asset Income Fund

Portfolio of Investments    September 30, 2018

(Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 97.9%

	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 24.8%

	Diversified – 3.8%

190,925	AEW UK REIT PLC	$237,405

355,325	Armada Hoffler Properties Inc.	5,368,961

625,357	Artis Real Estate Investment Trust	5,688,805

62,766	Cofinimmo SA, (2)	7,832,739

30,162	Covivio, (2)	3,149,431

190,511	Dream Global Real Estate Investment Trust	2,190,290

1,210,886	Fibra Uno Administracion SA de CV	1,601,444

642,691	Growthpoint Properties Australia Ltd, (2)	1,806,125

358,536	Hamborner REIT AG, (2)	3,781,292

134,104	ICADE	12,393,840

682,349	Lar Espana Real Estate Socimi SA, (3)	6,947,959

98,678	Lexington Realty Trust	819,027

2,048,632	Nexus Real Estate Investment Trust	3,187,977

6,886	Star Asia Investment Corporation, (2)	6,283,398

555,411	Stockland, (2)	1,668,429

93,963	Stride Property Group	121,453

2,057,946	Tritax EuroBox PLC, 144A, (3)	2,823,150

1,255,582	VEREIT Inc.	9,115,525
	Total Diversified	75,017,250

	Health Care – 4.7%

409,541	HCP Inc.	10,779,119

471,115	MedEquities Realty Trust Inc.	4,579,238

1,187,565	Medical Properties Trust Inc.	17,706,594

30,614	National Health Investors Inc.	2,314,112

318,496	NorthWest Healthcare Properties Real Estate Investment Trust	2,764,170

3,591,248	Parkway Life Real Estate Investment Trust, (2)	7,090,383

467,093	Physicians Realty Trust	7,875,188

211,334	Sabra Health Care REIT Inc.	4,886,042

3,041,387	Target Healthcare REIT Ltd	4,538,946

549,850	Ventas Inc.	29,900,843
	Total Health Care	92,434,635

	Hotels & Resorts – 1.2%

113,272	American Hotel Income Properties REIT LP	804,168

413,448	Apple Hospitality REIT Inc.	7,231,206

4,855,597	Concentradora Fibra Hotelera Mexicana SA de CV, 144A	3,173,237

Nuveen Real Asset Income Fund (continued)

Portfolio of Investments    September 30, 2018

(Unaudited)

Shares	Description (1)	Value

	Hotels & Resorts (continued)

300,170	MGM Growth Properties LLC, Class A	$8,852,013

288,501	Summit Hotel Properties Inc.	3,903,419
	Total Hotels & Resorts	23,964,043

	Industrial – 5.4%

2,180,100	Ascendas Real Estate Investment Trust, (2)	4,211,089

951,449	Centuria Industrial REIT	1,953,224

491,787	Dream Industrial Real Estate Investment Trust	3,849,314

18,245,560	Frasers Logistics & Industrial Trust, (2)	14,274,045

98,481	Gramercy Property Trust	2,702,319

1,033,389	Macquarie Mexico Real Estate Management SA de CV	1,238,587

3,255,706	Mapletree Industrial Trust, (2)	4,717,041

22,600,420	Mapletree Logistics Trust, (2)	20,337,650

4,079,260	PLA Administradora Industrial S de RL de CV	6,264,718

3,185,845	Propertylink Group	2,567,720

877,224	STAG Industrial Inc.	24,123,660

1,862,927	Summit Industrial Income REIT	12,951,716

579,808	WPT Industrial Real Estate Investment Trust	7,595,485
	Total Industrial	106,786,568

	Mortgage – 1.8%

338,726	Blackstone Mortgage Trust Inc., Class A	11,350,708

379,284	KKR Real Estate Finance Trust Inc.	7,650,158

276,916	Starwood Property Trust Inc.	5,959,232

514,202	TPG RE Finance Trust Inc.	10,294,324
	Total Mortgage	35,254,422

	Office – 1.3%

1,479,734	Centuria Metropolitan REIT	2,706,153

489,435	City Office REIT Inc.	6,176,670

424,091	Easterly Government Properties Inc.	8,214,643

987,231	GDI Property Group, (2)	942,227

66,953	NSI NV	2,755,735

477,947	Slate Office REIT	2,923,223

490,028	True North Commercial Real Estate Investment Trust	2,515,299
	Total Office	26,233,950

	Residential – 0.6%

437,814	Independence Realty Trust Inc.	4,610,181

105,993	Investors Real Estate Trust	633,838

323,749	Northview Apartment Real Estate Investment Trust	6,426,605
	Total Residential	11,670,624

	Retail – 4.5%

79,122	Brixmor Property Group Inc.	1,385,426

Shares	Description (1)				Value

	Retail (continued)

31,940	CT Real Estate Investment Trust				$317,756

271,329	DDR Corporation				3,633,095

9,278,611	Fortune Real Estate Investment Trust, (2)				11,003,554

5,850,580	Frasers Centrepoint Trust				9,714,946

11,589,360	IGB Real Estate Investment Trust, (2)				4,734,340

149,786	Immobiliare Grande Distribuzione SIIQ SpA				1,150,930

1,379	Kenedix Retail REIT Corporation, (2)				2,954,319

11,297	Klepierre SA, (2)				401,434

289,090	Macerich Company				15,983,786

3,913,424	Mapletree Commercial Trust				4,608,912

2,104	Mercialys SA, (2)				33,905

1,382,709	NewRiver REIT PLC, (2)				4,636,809

266,981	Retail Properties of America Inc., Class A				3,254,498

3,390,933	Scentre Group, (2)				9,744,718

202,574	Spirit Realty Capital Inc.				1,632,746

14,433	Unibail-Rodamco-Westfield, (2)				2,907,479

572	Urstadt Biddle Properties Inc., Class A				12,178

1,826,189	Vicinity Centres, (2)				3,464,725

1,950,563	Viva Energy REIT, (2)				3,104,833

111,924	Weingarten Realty Investors				3,330,858
	Total Retail				88,011,247

	Specialized – 1.5%

315,350	Automotive Properties Real Estate Investment Trust				2,607,470

279,731	Gaming and Leisure Properties Inc.				9,860,518

124,090	Iron Mountain Inc.				4,283,587

9,915,128	Keppel DC REIT, (2)				9,927,886

1,812,451	National Storage REIT, (2)				2,189,037
	Total Specialized				28,868,498
	Total Real Estate Investment Trust Common Stocks (cost $466,005,196)				488,241,237

Principal Amount (000) (5)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 18.3%

	Diversified Financial Services – 0.3%

$2,625	National Rural Utilities Cooperative Finance Corporation	5.250%	4/20/46	A3	$2,691,410

3,965	RKP Overseas Finance 2016 A Ltd, Reg S	7.950%	N/A (6)	B1	3,337,178
	Total Diversified Financial Services				6,028,588

	Electric Utilities – 5.7%

5,420	AES Gener SA, 144A	8.375%	12/18/73	BB	5,527,370

3,175	AusNet Services Holdings Pty Ltd, Reg S	5.750%	3/17/76	BBB	3,270,606

2,780	ComEd Financing III	6.350%	3/15/33	Baa2	2,939,350

Nuveen Real Asset Income Fund (continued)

Portfolio of Investments    September 30, 2018

(Unaudited)

Principal Amount (000) (5)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		Electric Utilities (continued)

$4,200	GBP	Electricite de France SA, Reg S	5.875%	7/22/64	BBB	$5,393,930

7,076		EnBW Energie Baden-Wuerttemberg AG, Reg S	5.125%	4/05/77	Baa2	7,111,380

22,070		Emera Inc.	6.750%	6/15/76	BBB–	23,504,550

10,670		Enel SpA, 144A	8.750%	9/24/73	BBB–	11,790,350

11,490		NextEra Energy Capital Holdings Inc.	4.800%	12/01/77	BBB	10,829,325

10,234		NextEra Energy Capital Holdings Inc. (3-Month LIBOR reference rate + 2.068% spread), (7)	4.460%	10/01/66	Baa2	9,875,810

18,145		NextEra Energy Capital Holdings Inc. (3-Month LIBOR reference rate + 2.125% spread), (7)	4.459%	6/15/67	BBB	17,373,840

9,339		PPL Capital Funding Inc. (3-Month LIBOR reference rate + 2.665% spread), (7)	5.051%	3/30/67	BBB	9,220,301

3,145		Southern Company	5.500%	3/15/57	BBB	3,187,705

3,280		SSE PLC, Reg S	4.750%	9/16/77	BBB	3,179,160
		Total Electric Utilities				113,203,677

		Energy Equipment & Services – 3.1%

16,066		Energy Transfer Partners LP (3-Month LIBOR reference rate + 3.018% spread), (7)	5.361%	11/01/66	Ba1	14,218,410

2,694		Energy Transfer Partners LP	6.250%	N/A (6)	BB	2,592,975

16,350		TransCanada PipeLines Ltd (3-Month LIBOR reference rate + 2.210% spread), (7)	4.524%	5/15/67	Baa1	15,254,075

13,152		Transcanada Trust	5.625%	5/20/75	Baa2	12,888,960

9,055		Transcanada Trust	5.875%	8/15/76	Baa2	9,247,419

6,355		Transcanada Trust	5.300%	3/15/77	Baa2	6,045,194
		Total Energy Equipment & Services				60,247,033

		Equity Real Estate Investment Trusts – 0.1%

3,750	SGD	Cache Logistics Trust, Reg S	5.500%	N/A (6)	N/R	2,732,051

		Gas Utilities – 0.3%

3,302		SK E&S Co Ltd, 144A	4.875%	N/A (6)	BB+	3,244,215

2,395		Towngas Finance Ltd, Reg S	4.750%	N/A (6)	A–	2,402,168
		Total Gas Utilities				5,646,383

		Marine – 0.2%

3,295		Royal Capital BV, Reg S	5.500%	N/A (6)	N/R	3,280,637

		Multi-Utilities – 2.3%

12,060		CenterPoint Energy Inc.	6.125%	N/A (6)	BBB	12,255,975

2,415		Dominion Energy Inc. (3-Month LIBOR reference rate + 2.300% spread), (7)	4.686%	9/30/66	BBB–	2,330,475

5,170		Dominion Energy Inc. (3-Month LIBOR reference rate + 2.825% spread), (7)	5.221%	6/30/66	BBB–	5,118,300

2,620		NiSource Inc., 144A	5.650%	N/A (6)	BBB–	2,593,800

7,070		RWE AG, Reg S	6.625%	7/30/75	BB+	7,360,860

16,910		WEC Energy Group Inc. (3-Month LIBOR reference rate + 2.113% spread), (7)	4.430%	5/15/67	Baa2	16,380,886
		Total Multi-Utilities				46,040,296

Principal Amount (000) (5)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		Oil, Gas & Consumable Fuels – 5.4%

$5,790		Buckeye Partners LP	6.375%	1/22/78	Ba1	$5,489,471

2,374		DCP Midstream LP	7.375%	N/A (6)	BB–	2,362,130

9,876		Enbridge Energy Partners LP (3-Month LIBOR reference rate + 3.798% spread), (7)	6.194%	10/01/37	BB+	9,777,240

22,262		Enbridge Inc.	6.000%	1/15/77	BBB–	21,496,462

24,679		Enbridge Inc.	5.500%	7/15/77	BBB–	22,841,424

6,507		Enbridge Inc.	6.250%	3/01/78	BBB–	6,279,777

10,550		Enterprise Products Operating LLC	5.250%	8/16/77	Baa2	9,846,914

5,019		Enterprise Products Operating LLC	4.875%	8/16/77	Baa2	4,769,521

11,215		Enterprise Products Operating LLC (3-Month LIBOR reference rate + 2.778% spread), (7)	5.099%	6/01/67	Baa2	11,159,230

12,145		Plains All American Pipeline LP	6.125%	N/A (6)	BB	11,826,194
		Total Oil, Gas & Consumable Fuels				105,848,363

		Real Estate Management & Development – 0.9%

12,250		AT Securities BV, Reg S	5.250%	N/A (6)	BBB–	11,560,937

3,000	EUR	CPI Property Group SA, Reg S	4.375%	N/A (6)	BB+	3,346,055

4,750	SGD	Frasers Property Treasury Pte Ltd, Reg S	3.950%	N/A (6)	N/R	3,248,402
		Total Real Estate Management & Development				18,155,394
		Total $1,000 Par (or similar) Institutional Preferred (cost $371,103,025)				361,182,422

Shares		Description (1)	Coupon		Ratings (4)	Value

		$25 PAR (OR SIMILAR) RETAIL PREFERRED – 16.8%

		Electric Utilities – 2.5%

204,905		Entergy Arkansas Inc.	4.875%		A	$4,815,267

80,173		Entergy Louisiana LLC	4.875%		A	1,860,014

30,788		Entergy Texas Inc.	5.625%		A	782,631

338,351		Georgia Power Company	5.000%		BBB	7,941,098

343,355		Integrys Holding Inc., (2)	6.000%		BBB	8,910,062

243,607		NextEra Energy Inc.	5.250%		BBB	5,914,778

143,143		NextEra Energy Inc.	5.000%		BBB	3,379,606

365,539		Southern Company	5.250%		BBB	8,520,714

262,372		Southern Company	5.250%		BBB	6,131,634
		Total Electric Utilities				48,255,804

		Equity Real Estate Investment Trusts – 10.2%

260,465		American Homes 4 Rent	6.350%		N/R	6,373,579

215,431		American Homes 4 Rent	5.875%		BB	4,978,610

201,641		American Homes 4 Rent	5.875%		BB	4,684,120

92,041		American Homes 4 Rent	6.500%		N/R	2,301,025

302,162		CBL & Associates Properties Inc.	7.375%		BB–	4,825,527

66,205		Cedar Realty Trust Inc.	7.250%		N/R	1,634,601

Nuveen Real Asset Income Fund (continued)

Portfolio of Investments    September 30, 2018

(Unaudited)

Shares	Description (1)	Coupon	Ratings (4)	Value

	Equity Real Estate Investment Trusts (continued)

279,471	Cedar Realty Trust Inc.	6.500%	N/R	$6,190,283

444,146	City Office REIT Inc.	6.625%	N/R	11,063,677

57,174	Colony Capital Inc.	7.500%	N/R	1,357,311

11,888	Colony Capital Inc.	7.150%	N/R	270,571

158,308	Colony Capital Inc.	7.125%	N/R	3,599,924

309,263	Colony Capital Inc.	7.125%	N/R	7,032,641

212,850	DDR Corporation	6.375%	BB+	5,197,797

168,946	Digital Realty Trust Inc.	5.250%	Baa3	4,036,120

225,276	EPR Properties	5.750%	Baa3	5,235,414

65,602	Gladstone Commercial Corporation	7.000%	N/R	1,638,082

155,727	Hersha Hospitality Trust	6.875%	N/R	3,826,212

303,589	Hersha Hospitality Trust	6.500%	N/R	7,006,834

467,593	Hersha Hospitality Trust	6.500%	N/R	10,834,130

354,268	Investors Real Estate Trust	6.625%	N/R	8,768,133

184,206	Kimco Realty Corporation	5.250%	Baa2	4,109,636

36	LaSalle Hotel Properties	6.375%	N/R	891

248,017	LaSalle Hotel Properties	6.300%	N/R	6,041,694

6,413	Mid-America Apartment Communities Inc.	8.500%	BBB–	423,258

419,666	Monmouth Real Estate Investment Corporation	6.125%	N/R	10,051,001

89,271	National Retail Properties Inc.	5.200%	Baa2	2,000,563

322,694	Pebblebrook Hotel Trust	6.500%	N/R	7,906,003

252,091	Pebblebrook Hotel Trust	6.375%	N/R	6,277,066

119,795	Pennsylvania Real Estate Investment Trust	6.875%	N/R	2,589,968

144,845	PS Business Parks Inc.	5.250%	BBB	3,309,708

186,384	PS Business Parks Inc.	5.200%	Baa2	4,171,274

830	Rexford Industrial Realty Inc.	5.875%	BB	20,534

102,441	Saul Centers Inc.	6.125%	N/R	2,366,387

10,320	Senior Housing Properties Trust	6.250%	BBB–	267,701

106,176	STAG Industrial Inc.	6.875%	BB+	2,760,576

107,988	Summit Hotel Properties Inc.	6.450%	N/R	2,613,310

338,700	Summit Hotel Properties Inc.	6.250%	N/R	7,993,320

54,447	Sunstone Hotel Investors Inc.	6.950%	N/R	1,398,199

235,186	Sunstone Hotel Investors Inc.	6.450%	N/R	5,844,372

141,182	UMH Properties Inc.	8.000%	N/R	3,696,286

347,762	UMH Properties Inc.	6.750%	N/R	8,485,045

106,351	Urstadt Biddle Properties Inc.	6.750%	N/R	2,680,045

170,975	Urstadt Biddle Properties Inc.	6.250%	N/R	4,142,724

88,735	Ventas Realty LP / Ventas Capital Corporation	5.450%	BBB+	2,189,092

377,565	Vornado Realty Trust	5.250%	BBB–	8,408,373

Shares	Description (1)	Coupon	Ratings (4)	Value

	Equity Real Estate Investment Trusts (continued)

43,492	Washington Prime Group Inc.	6.875%	Ba1	$891,586
	Total Equity Real Estate Investment Trusts			201,493,203

	Independent Power & Renewable Electricity Producers – 0.2%

156,528	Brookfield Renewable Partners LP	5.750%	BBB–	3,158,069

	Multi-Utilities – 2.4%

284,330	Brookfield Infrastructure Partners LP	5.350%	BBB–	5,646,316

192,212	CenterPoint Energy Inc., (WI/DD)	7.000%	N/R	9,704,784

554,032	Dominion Energy Inc.	5.250%	BBB–	13,108,397

235,650	DTE Energy Company	6.000%	Baa2	6,082,127

326,600	DTE Energy Company	5.375%	Baa2	7,805,740

63,759	DTE Energy Company	5.250%	Baa2	1,541,055

168,508	DTE Energy Company	5.250%	Baa2	3,993,640
	Total Multi-Utilities			47,882,059

	Oil, Gas & Consumable Fuels – 1.0%

183,529	NGL Energy Partners LP	9.000%	N/R	4,523,990

360,689	NuStar Energy LP	8.500%	B1	8,609,646

118,522	NuStar Energy LP	7.625%	B1	2,570,742

151,893	Pembina Pipeline Corporation	5.750%	BB+	3,066,906
	Total Oil, Gas & Consumable Fuels			18,771,284

	Real Estate Management & Development – 0.5%

153,288	Brookfield Property REIT Inc.	6.375%	N/R	3,717,234

266,355	Landmark Infrastructure Partners LP	8.000%	N/R	6,557,660
	Total Real Estate Management & Development			10,274,894
	Total $25 Par (or similar) Retail Preferred (cost $342,116,800)			329,835,313

Shares	Description (1)			Value

	COMMON STOCKS – 15.8%

	Air Freight & Logistics – 0.6%

278,112	BPost SA, (2)			$4,513,209

172,281	Oesterreichische Post AG, (2)			7,203,212
	Total Air Freight & Logistics			11,716,421

	Commercial Services & Supplies – 0.1%

118,249	Covanta Holding Corporation			1,921,546

	Diversified Telecommunication Services – 1.0%

2,625,855	HKBN Ltd, (2)			4,498,129

3,540,475	HKT Trust & HKT Ltd, (2)			4,868,358

18,834,577	NetLink NBN Trust			10,746,476
	Total Diversified Telecommunication Services			20,112,963

Nuveen Real Asset Income Fund (continued)

Portfolio of Investments    September 30, 2018

(Unaudited)

Shares	Description (1)	Value

	Electric Utilities – 4.5%

6,753,311	AusNet Services, (2)	$7,932,552

1,331,346	Contact Energy Ltd, (2)	5,144,513

414,962	Endesa SA, (2), (3)	8,950,607

630,714	Enel Chile SA, ADR	3,159,877

2,044,859	Enel SpA, (2)	10,452,347

2,333,220	Infratil Ltd, (2)	5,512,254

771,381	Mercury NZ Ltd, (2)	1,720,898

705,407	Power Assets Holdings Ltd, (2)	4,903,241

137,052	Red Electrica Corp SA, (2), (3)	2,865,148

187,031	Southern Company	8,154,552

11,808,099	Spark Infrastructure Group, (2)	19,127,934

544,224	SSE PLC, (2)	8,127,365

702,093	Transmissora Alianca de Energia Eletrica SA	3,476,956
	Total Electric Utilities	89,528,244

	Gas Utilities – 0.6%

232,206	AltaGas Ltd	3,694,370

22,115	AmeriGas Partners LP	873,764

261,448	Naturgy Energy Group SA, (2), (3)	7,127,063
	Total Gas Utilities	11,695,197

	Health Care Providers & Services – 0.1%

88,375	Sienna Senior Living Inc.	1,171,355

	Independent Power & Renewable Electricity Producers – 0.4%

145,625	Brookfield Renewable Partners LP	4,412,776

23,919	Clearway Energy Inc., Class C	460,441

1,426,914	Meridian Energy Ltd, (2)	3,106,594
	Total Independent Power & Renewable Electricity Producers	7,979,811

	Industrial Conglomerates – 0.3%

1,691,443	Hopewell Holdings Ltd, (2)	5,567,225

	Media – 0.1%

48,616	Eutelsat Communications SA, (2)	1,148,575

	Multi-Utilities – 1.7%

679,133	Engie SA, (2)	9,998,364

145,026	National Grid PLC, Sponsored ADR	7,521,048

1,937,222	REN – Redes Energeticas Nacionais SGPS SA, (2)	5,468,591

204,479	Suez, (2)	2,908,693

3,452,058	Vector Ltd, (2)	7,899,234
	Total Multi-Utilities	33,795,930

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels – 4.1%

329,247	Enagas SA, (2)	$8,874,261

859,994	Enbridge Inc.	27,769,206

14,031	Enbridge Income Fund Holdings Inc.	340,768

409,247	Energy Transfer Equity LP	7,133,175

379,409	Enterprise Products Partners LP	10,900,421

426,617	Inter Pipeline Ltd	7,398,460

1,939	Magellan Midstream Partners LP	131,309

108,422	ONEOK Inc.	7,349,927

2,208,259	Snam SpA, (2)	9,183,001

28,238	Targa Resources Corporation	1,590,082
	Total Oil, Gas & Consumable Fuels	80,670,610

	Real Estate Management & Development – 0.4%

386,671	Atrium European Real Estate Ltd	1,714,968

36,193	Brookfield Property Partners LP	756,072

279,798	Dios Fastigheter AB, (2)	1,790,030

105,892	Essential Properties Realty Trust Inc.	1,502,608

3,153,461	Sirius Real Estate Ltd, (2)	2,536,307
	Total Real Estate Management & Development	8,299,985

	Road & Rail – 0.2%

1,341,521	Aurizon Holdings Ltd, (2)	3,982,895

	Semiconductors & Semiconductor Equipment – 0.1%

2,654	Canadian Solar Infrastructure Fund Inc., (2), (DD1)	2,353,766

	Trading Companies & Distributors – 0.0%

32,889	Fortress Transportation & Infrastructure Investors LLC	597,922

	Transportation Infrastructure – 1.0%

246,661	Atlantia SpA, (2)	5,117,403

137,028	Macquarie Infrastructure Corporation	6,321,102

534,820	Sydney Airport, (2)	2,662,060

700,081	Transurban Group, (2)	5,673,684
	Total Transportation Infrastructure	19,774,249

	Water Utilities – 0.6%

1,744,156	Aguas Andinas SA, Class A	966,420

22,938	Cia de Saneamento do Parana	235,369

3,191,863	Inversiones Aguas Metropolitanas SA, (2)	4,776,185

621,220	United Utilities Group PLC, (2)	5,702,761
	Total Water Utilities	11,680,735
	Total Common Stocks (cost $314,331,753)	311,997,429

Nuveen Real Asset Income Fund (continued)

Portfolio of Investments    September 30, 2018

(Unaudited)

Principal Amount (000) (5)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		CORPORATE BONDS – 13.5%

		Air Freight & Logistics – 0.0%

$500		Mexico City Airport Trust, 144A	5.500%	7/31/47	BBB+	$446,250

		Commercial Services & Supplies – 1.6%

4,025		Advanced Disposal Services Inc., 144A	5.625%	11/15/24	B	4,069,235

4,620		Covanta Holding Corporation	5.875%	7/01/25	B1	4,666,200

2,500	EUR	DSV Miljoe Group AS, Reg S	5.900%	5/10/21	N/R	2,916,945

1,730		GFL Environmental Inc., 144A	5.375%	3/01/23	B–	1,626,200

4,240		Hulk Finance Corporation, 144A	7.000%	6/01/26	B–	4,096,900

8,349		Tervita Escrow Corporation, 144A	7.625%	12/01/21	B+	8,609,906

3,525		Waste Pro USA Inc., 144A	5.500%	2/15/26	B+	3,445,687

2,890		Wrangler Buyer Corporation, 144A	6.000%	10/01/25	CCC+	2,802,115
		Total Commercial Services & Supplies				32,233,188

		Communications Equipment – 0.3%

6,255		ViaSat Inc., 144A	5.625%	9/15/25	BB–	5,912,851

		Construction & Engineering – 0.3%

15,078,705	COP	Fideicomiso PA Concesion Ruta al Mar, 144A	6.750%	2/15/44	BBB–	4,998,498

		Diversified Financial Services – 0.5%

305		Cometa Energia SA de CV, 144A	6.375%	4/24/35	BBB	299,586

5,345		Ladder Capital Finance Holdings LLLP, 144A	5.250%	10/01/25	BB	5,024,300

17,405	BRL	Swiss Insured Brazil Power Finance Sarl, 144A	9.850%	7/16/32	AAA	3,975,712
		Total Diversified Financial Services				9,299,598

		Diversified Telecommunication Services – 0.3%

2,031		Inmarsat Finance PLC, 144A	6.500%	10/01/24	BB+	2,061,465

3,140		Zayo Group LLC, 144A	5.750%	1/15/27	B	3,146,280
		Total Diversified Telecommunication Services				5,207,745

		Electric Utilities – 2.6%

4,620		Acwa Power Management And Investments One Ltd, 144A	5.950%	12/15/39	BBB–	4,466,986

3,144		Brooklyn Navy Yard Cogeneration Partners LP, 144A	7.420%	10/01/20	B+	3,017,783

1,815		Cemig Geracao e Transmissao SA, 144A	9.250%	12/05/24	B	1,869,450

970		Clearway Energy Operating LLC, 144A (WI/DD)	5.750%	10/15/25	Ba2	979,094

2,545		Clearway Energy Operating LLC	5.000%	9/15/26	BB	2,436,838

11,301		Crockett Cogeneration LP, 144A	5.869%	3/30/25	BB+	10,154,374

8,962		Panoche Energy Center LLC, 144A	6.885%	7/31/29	Baa3	8,947,257

11,925		Red Oak Power LLC	9.200%	11/30/29	BB–	13,549,781

5,094		Terraform Global Operating LLC, 144A	6.125%	3/01/26	BB	4,890,240
		Total Electric Utilities				50,311,803

		Equity Real Estate Investment Trusts – 1.1%

4,835		CoreCivic Inc.	4.750%	10/15/27	Ba1	4,278,975

Principal Amount (000) (5)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		Equity Real Estate Investment Trusts (continued)

$2,110		CyrusOne LP	5.375%	3/15/27	BBB–	$2,157,475

6,280		GEO Group Inc.	6.000%	4/15/26	B+	6,013,100

1,735		Iron Mountain Inc., 144A	5.250%	3/15/28	BB–	1,609,212

3,375		Sabra Health Care LP	5.125%	8/15/26	BBB–	3,302,524

3,415		SBA Communications Corporation	4.875%	9/01/24	B+	3,376,581
		Total Equity Real Estate Investment Trusts				20,737,867

		Gas Utilities – 1.4%

4,165		AmeriGas Partners LP	5.750%	5/20/27	BB	4,081,700

1,425		Ferrellgas LP	6.750%	1/15/22	B–	1,243,312

47,768	MXN	Gas Natural Mexico SA de CV	7.670%	7/03/25	N/R	2,383,295

54,265	MXN	Infraestructura Energetica Nova SAB de CV	6.300%	2/02/23	Baa1	2,678,164

2,100		LBC Tank Terminals Holding Netherlands BV, 144A	6.875%	5/15/23	B	2,084,250

4,570		National Gas Co of Trinidad & Tobago Ltd, 144A	6.050%	1/15/36	BBB	4,592,850

4,680		NGL Energy Partners LP	6.125%	3/01/25	B+	4,387,500

2,795		Rockpoint Gas Storage Canada Ltd, 144A	7.000%	3/31/23	BB–	2,836,925

2,915		Suburban Propane Partners LP/Suburban Energy Finance Corporation	5.875%	3/01/27	BB–	2,769,250
		Total Gas Utilities				27,057,246

		Health Care Providers & Services – 0.4%

8,420		Community Health Systems Inc.	6.250%	3/31/23	B	8,009,525

		Hotels, Restaurants & Leisure – 0.2%

1,938		Grupo Posadas SAB de CV, 144A	7.875%	6/30/22	B+	2,010,675

1,695		MGM Growth Properties Operating Partnership LP	4.500%	1/15/28	BB–	1,551,094
		Total Hotels, Restaurants & Leisure				3,561,769

		Independent Power & Renewable Electricity Producers – 0.3%

3,930		Azure Power Energy Ltd, 144A	5.500%	11/03/22	Ba3	3,727,369

3,000		Calpine Corporation, 144A	5.250%	6/01/26	BB+	2,778,750
		Total Independent Power & Renewable Electricity Producers				6,506,119

		Mortgage Real Estate Investment Trusts – 0.0%

940		Starwood Property Trust Inc.	4.750%	3/15/25	BB–	900,153

		Multi-Utilities – 0.2%

3,085		Dominion Energy Inc.	5.750%	10/01/54	BBB–	3,209,310

		Oil, Gas & Consumable Fuels – 2.1%

1,905		Calumet Specialty Products Partners LP	6.500%	4/15/21	B–	1,895,475

2,559		Calumet Specialty Products Partners LP	7.625%	1/15/22	B–	2,565,398

6,810		DCP Midstream Operating LP, 144A	5.850%	5/21/43	BB–	6,299,250

200		Delek & Avner Tamar Bond Ltd, 144A	5.412%	12/30/25	BBB–	200,591

4,735		Enterprise Products Operating LLC	5.375%	2/15/78	Baa2	4,378,118

4,645		Genesis Energy LP	5.625%	6/15/24	B+	4,389,525

Nuveen Real Asset Income Fund (continued)

Portfolio of Investments    September 30, 2018

(Unaudited)

Principal Amount (000) (5)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		Oil, Gas & Consumable Fuels (continued)

$1,620		Global Partners LP	7.000%	6/15/23	B+	$1,640,250

3,010		Martin Midstream Partners LP	7.250%	2/15/21	B–	3,002,475

1,657		Odebrecht Drilling Norbe VIII/IX Ltd, 144A	6.350%	12/01/21	B–	1,621,911

5,890		Par Petroleum LLC, 144A	7.750%	12/15/25	BB–	5,860,550

3,280		PBF Holding Co LLC	7.250%	6/15/25	BB	3,444,000

3,000		Sunoco LP, 144A	5.875%	3/15/28	BB	2,880,000

3,215		TransMontaigne Partners LP	6.125%	2/15/26	BB	3,030,138
		Total Oil, Gas & Consumable Fuels				41,207,681

		Real Estate Management & Development – 1.1%

6,015		APL Realty Holdings Pte Ltd, Reg S	5.950%	6/02/24	Ba3	4,493,776

2,400		Cibus Nordic Real Estate AB	4.181%	5/26/21	N/R	2,849,396

500		Dar Al-Arkan Sukuk Co Ltd, Reg S	6.875%	3/21/23	B1	469,504

9,370		Hunt Companies Inc., 144A	6.250%	2/15/26	BB–	8,737,525

3,968		Kennedy-Wilson Inc.	5.875%	4/01/24	BB	3,908,480

600		RKI Overseas Finance 2016 B Ltd, Reg S	4.700%	9/06/21	BB–	571,432
		Total Real Estate Management & Development				21,030,113

		Road & Rail – 0.1%

2,149		Panama Canal Railway Company, 144A	7.000%	11/01/26	Ba1	2,127,492

		Sovereign – 0.1%

2,130		Instituto Costarricense de Electricidad, 144A	6.950%	11/10/21	Ba2	2,145,975

		Trading Companies & Distributors – 0.1%

2,430		Fortress Transportation & Infrastructure Investors LLC, 144A	6.500%	10/01/25	B1	2,412,869

		Transportation Infrastructure – 0.6%

505		Aeropuerto Internacional de Tocumen SA, 144A	6.000%	11/18/48	BBB	511,818

2,810		Aeropuertos Dominicanos Siglo XXI SA, 144A	6.750%	3/30/29	BB–	2,918,185

445		Delhi International Airport Ltd, 144A	6.125%	10/31/26	BB	449,450

10,691	MXN	Grupo Aeroportuario del Centro Norte SAB de CV	6.850%	6/07/21	N/R	557,651

1,825		HIDROVIAS INT FIN SARL, 144A	5.950%	1/24/25	BB	1,665,313

2,970	EUR	Swissport Financing Sarl, 144A	9.750%	12/15/22	CCC	3,725,289

2,912		Terminales Portuarios Euroandinos Paita SA, 144A	8.125%	4/01/37	BB+	3,028,968
		Total Transportation Infrastructure				12,856,674

		Water Utilities – 0.1%

2,358		Aegea Finance Sarl, 144A	5.750%	10/10/24	Ba2	2,198,835

		Wireless Telecommunication Services – 0.1%

2,770		Hughes Satellite Systems Corporation	6.625%	8/01/26	BB–	2,679,975
		Total Corporate Bonds (cost $273,876,578)				265,051,536

Shares	Description (1)	Coupon	Ratings (4)	Value

	CONVERTIBLE PREFERRED SECURITIES – 3.8%

	Electric Utilities – 0.5%

183,770	NextEra Energy Inc.	6.123%	BBB	$10,465,701

	Equity Real Estate Investment Trusts – 1.7%

210,164	Braemar Hotels & Resorts Inc.	5.500%	N/R	3,982,608

8,285	Crown Castle International Corporation, (2)	6.875%	N/R	8,940,426

90,943	EPR Properties	9.000%	BB	3,266,673

25,936	Equity Commonwealth	6.500%	Baa3	679,523

29,359	Lexington Realty Trust	6.500%	N/R	1,452,977

46,563	QTS Realty Trust Inc.	6.500%	B–	4,917,518

151,796	Ramco-Gershenson Properties Trust	7.250%	N/R	8,169,661

79,793	RLJ Lodging Trust	1.950%	B–	2,073,022
	Total Equity Real Estate Investment Trusts			33,482,408

	Multi-Utilities – 1.2%

253,676	Dominion Energy Inc.	6.750%	BBB–	11,998,875

48,053	DTE Energy Corporation	5.000%	BBB+	2,485,301

66,735	Sempra Energy	6.000%	N/R	6,729,557

24,343	Sempra Energy	6.750%	N/R	2,442,577
	Total Multi-Utilities			23,656,310

	Oil, Gas & Consumable Fuels – 0.4%

209,515	Kinder Morgan Inc.	9.750%	N/R	6,966,374
	Total Convertible Preferred Securities (cost $74,569,923)			74,570,793

Principal Amount (000)	Description (1)	Coupon (8)	Reference Rate (8)	Spread (8)	Maturity (9)	Ratings (4)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 3.3% (8)

	Capital Markets – 0.1%

$2,933	Hummel Station LLC, Construction Term Loan	8.242%	1-Month LIBOR	6.000%	10/27/22	BB–	$2,837,339

	Commercial Services & Supplies – 0.1%

2,234	EnergySolutions LLC, Term Loan B	6.136%	3-Month LIBOR	3.750%	5/09/25	B	2,253,951

	Diversified Telecommunication Services – 0.1%

1,596	SBA Senior Finance II LLC, Term Loan B	4.250%	1-Month LIBOR	2.000%	4/11/25	BB	1,599,543

	Electric Utilities – 0.2%

3,266	Homer City Generation LP, Term Loan	13.250%	1-Month LIBOR	11.000%	4/05/23	N/R	3,164,026

	Equity Real Estate Investment Trusts – 0.1%

2,860	VICI Properties 1 LLC, Replacement Term Loan	4.212%	1-Month LIBOR	2.000%	12/20/24	BBB–	2,867,822

	Hotels, Restaurants & Leisure – 0.2%

2,985	CityCenter Holdings LLC, Term Loan B	4.492%	1-Month LIBOR	2.250%	4/18/24	BB–	2,992,110

Nuveen Real Asset Income Fund (continued)

Portfolio of Investments    September 30, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon (8)	Reference Rate (8)	Spread (8)	Maturity (9)	Ratings (4)	Value

	Independent Power & Renewable Electricity Producers – 0.2%

$3,638	Terra-Gen Finance Company LLC, Term Loan B	6.490%	1-Month LIBOR	4.250%	12/09/21	B+	$3,065,299

	Industrial Conglomerates – 0.1%

2,865	Panda Liberty LLC, Term Loan B1 (DD1)	8.886%	3-Month LIBOR	6.500%	8/21/20	B+	2,664,704

	Machinery – 0.2%

3,660	Brookfield WEC Holdings Inc., 2nd Lien Term Loan	8.992%	1-Month LIBOR	6.750%	8/03/26	B–	3,735,945

	Oil, Gas & Consumable Fuels – 0.7%

5,500	BCP Renaissance Parent LLC, Term Loan B	5.842%	3-Month LIBOR	3.500%	10/31/24	BB–	5,541,635

2,923	Brazos Delaware II LLC, Term Loan B	6.165%	1-Month LIBOR	4.000%	5/21/25	N/R	2,913,542

3,425	Limetree Bay Terminals LLC, (WI/DD)	TBD	TBD	TBD	TBD	BB–	3,356,482

2,190	Navitas Midstream Midland Basin LLC, Term Loan B	6.665%	1-Month LIBOR	4.500%	12/13/24	BB	2,187,437
14,038	Total Oil, Gas & Consumable Fuels						13,999,096

	Real Estate Management & Development – 1.0%

12,500	Brookfield Property REIT Inc., 1st Lien, Term Loan B	4.742%	1-Month LIBOR	2.500%	8/27/25	BB+	12,459,625

8,110	Invitation Homes Operating Partnership LP, Term Loan A	3.865%	1-Month LIBOR	1.700%	2/06/22	N/R	7,968,075
20,610	Total Real Estate Management & Development						20,427,700

	Water Utilities – 0.3%

5,875	GIP III Stetson I L.P Term Loan B	6.583%	3-Month LIBOR	4.250%	7/19/25	Ba3	5,917,241
$66,560	Total Variable Rate Senior Loan Interests (cost $65,546,330)						65,524,776

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (4)	Value

	CONVERTIBLE BONDS – 0.9%

	Oil, Gas & Consumable Fuels – 0.7%

$15,960	Cheniere Energy Inc.			4.250%	3/15/45	N/R	$12,801,899

	Real Estate Management & Development – 0.2%

4,055	Tricon Capital Group Inc., 144A			5.750%	3/31/22	N/R	4,237,475
$20,015	Total Convertible Bonds (cost $15,300,423)						17,039,374

Shares	Description (1), (10)						Value

	INVESTMENT COMPANIES – 0.5%

23,914,260	Keppel Infrastructure Trust						$8,659,201

1,015,144	Starwood European Real Estate Finance Limited						1,455,453
	Total Investment Companies (cost $10,603,372)						10,114,654

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		MORTGAGE-BACKED SECURITIES – 0.1%

$2,185		BTH-13 Mortgage Backed Securities Trust, Series MSBT 2018-13 A, 144A (1-Month LIBOR reference rate + 2.500% spread), (7)	4.621%	8/18/21	N/R	$2,187,053
$2,185		Total Mortgage-Backed Securities (cost $2,185,000)				2,187,053

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		SOVEREIGN DEBT – 0.1%

		India – 0.1%

120,000	INR	National Highways Authority of India, Reg S	7.300%	5/18/22	N/R	$1,555,835
		Total Sovereign Debt (cost $1,886,411)				1,555,835
		Total Long-Term Investments (cost $1,937,524,811)				1,927,300,422

Principal Amount (000)		Description (1)	Coupon	Maturity		Value

		SHORT-TERM INVESTMENTS – 1.4%

		REPURCHASE AGREEMENTS – 1.4%

$28,020		Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/18, repurchase price $28,022,034, collateralized by $28,725,000 U.S. Treasury Notes, 2.750%, due 07/31/23, value $28,582,093	1.050%	10/01/18		$28,019,582
		Total Short-Term Investments (cost $28,019,582)				28,019,582
		Total Investments (cost $1,965,544,393) – 99.3%				1,955,320,004
		Other Assets Less Liabilities – 0.7%				14,754,296
		Net Assets – 100%				$1,970,074,300

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Real Asset Income Fund (continued)

Portfolio of Investments    September 30, 2018

(Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Real Estate Investment Trust Common Stocks	$357,044,349	$131,196,888	$—	$488,241,237
$1,000 Par (or similar) Institutional Preferred	—	361,182,422	—	361,182,422
$25 Par (or similar) Retail Preferred	320,925,251	8,910,062	—	329,835,313
Common Stocks	120,300,970	191,696,459	—	311,997,429
Corporate Bonds	—	265,051,536	—	265,051,536
Convertible Preferred Securities	65,630,367	8,940,426	—	74,570,793
Variable Rate Senior Loan Interests	—	65,524,776	—	65,524,776
Convertible Bonds	—	17,039,374	—	17,039,374
Investment Companies	10,114,654	—	—	10,114,654
Mortgage-Backed Securities	—	2,187,053	—	2,187,053
Sovereign Debt	—	1,555,835	—	1,555,835
Short-Term Investments:
Repurchase Agreements	—	28,019,582	—	28,019,582
Total	874,015,591	1,081,304,413	—	1,955,320,004

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.

	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Real Estate Investment Trust Common Stocks	$38,308,053	$(10,740,218)	$10,740,218	$(38,308,053)	$—	$—
Common Stocks	12,461,444	(14,192,635)	14,192,635	(12,461,444)	—	—
Convertible Preferred Securities	—	(8,940,426)	8,940,426	—	—	—

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The table below presents the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of September 30, 2018.

Tax cost of investments	$1,993,499,464
Gross unrealized:
Appreciation	$50,017,542
Depreciation	(88,197,002)
Net unrealized appreciation (depreciation) of investments	$(38,179,460)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For fair value measurement disclosure purposes, investment classified as Level 2.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(6)	Perpetual security. Maturity date is not applicable.

(7)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(8)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(9)

Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(10)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

DD1	Portion of investment purchased on a delayed delivery basis.

BRL	Brazilian Real

COP	Columbian Peso

EUR	Euro

GBP	Pound Sterling

INR	Indian Ruppee

MXN	Mexican Peso

SGD	Singapore Dollar

LIBOR	London Inter-Bank Offered Rate

ADR	American Depositary Receipt.

REIT	Real Estate Investment Trust

Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the SEC. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

TBD

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen Real Estate Securities Fund

Portfolio of Investments    September 30, 2018

(Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 98.3%

	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 97.9%

	Diversified – 2.0%

699,323	Alexander & Baldwin Inc.	$15,867,639

165,636	Empire State Realty Trust Inc., Class A	2,751,214

579,019	Liberty Property Trust	24,463,553

2,914,483	VEREIT Inc.	21,159,147

184,744	Washington Real Estate Investment Trust	5,662,404
	Total Diversified	69,903,957

	Health Care – 8.2%

2,213,350	HCP Inc.	58,255,372

1,092,318	Healthcare Realty Trust Inc.	31,961,225

319,949	MedEquities Realty Trust Inc.	3,109,904

1,574,967	Medical Properties Trust Inc.	23,482,758

65,612	National Health Investors Inc.	4,959,611

2,683,184	Parkway Life Real estate Investment Trust, (2)	5,297,546

2,233,886	Physicians Realty Trust	37,663,318

2,129,874	Ventas Inc.	115,822,548
	Total Health Care	280,552,282

	Hotels & Resorts – 6.7%

805,582	Apple Hospitality REIT Inc.	14,089,629

575,654	DiamondRock Hospitality Company	6,717,882

2,901,999	Host Hotels & Resorts Inc.	61,232,179

31,165	LaSalle Hotel Properties	1,077,997

309,481	MGM Growth Properties LLC, Class A	9,126,595

292,513	Pebblebrook Hotel Trust	10,638,698

3,250,188	Summit Hotel Properties Inc.	43,975,044

4,955,339	Sunstone Hotel Investors Inc.	81,069,346
	Total Hotels & Resorts	227,927,370

	Industrial – 11.8%

424,296	Americold Realty Trust	10,615,886

5,276,578	Duke Realty Corporation	149,696,518

31,222	EastGroup Properties Inc.	2,985,448

1,452,084	First Industrial Realty Trust Inc.	45,595,438

2,256,641	Prologis Inc.	152,977,693

277,408	STAG Industrial Inc.	7,628,720

966,447	Terreno Realty Corporation	36,435,052
	Total Industrial	405,934,755

Shares	Description (1)	Value

	Mortgage – 0.5%

226,175	Blackstone Mortgage Trust Inc., Class A	$7,579,124

126,748	KKR Real Estate Finance Trust Inc.	2,556,507

325,374	TPG RE Finance Trust Inc.	6,513,987
	Total Mortgage	16,649,618

	Office – 17.6%

939,154	Alexandria Real Estate Equities Inc.	118,136,182

970,163	Boston Properties Inc.	119,417,364

593,094	Brandywine Realty Trust	9,323,438

358,993	Columbia Property Trust Inc.	8,486,594

549,480	Corporate Office Properties Trust	16,390,988

7,493,098	Cousins Properties Inc.	66,613,641

718,997	Douglas Emmett Inc.	27,120,567

895,488	Easterly Government Properties Inc.	17,345,602

265,242	Equity Commonwealth	8,511,616

990,889	Highwoods Properties Inc.	46,829,414

2,151,494	Hudson Pacific Properties Inc.	70,396,884

344,388	Kilroy Realty Corporation	24,689,176

618,462	Paramount Group Inc.	9,332,592

712,589	Piedmont Office Realty Trust Inc., Class A	13,489,310

214,974	SL Green Realty Corporation	20,966,414

347,251	Vornado Realty Trust	25,349,323
	Total Office	602,399,105

	Residential – 18.5%

1,449,662	American Campus Communities Inc.	59,668,088

367,115	American Homes 4 Rent, Class A	8,036,147

512	Apartment Investment & Management Corporation, Class A	22,594

507,339	AvalonBay Communities Inc.	91,904,460

1,236,213	Camden Property Trust	115,672,450

473,386	Equity LifeStyle Properties Inc.	45,658,080

652,592	Equity Residential	43,240,746

302,038	Essex Property Trust Inc.	74,515,795

924,702	Investors Real Estate Trust	5,529,718

1,473,688	Invitation Homes Inc.	33,762,192

276,864	Mid-America Apartment Communities Inc.	27,736,235

594,589	Sun Communities Inc.	60,374,567

1,707,092	UDR Inc.	69,017,730
	Total Residential	635,138,802

Nuveen Real Estate Securities Fund (continued)

Portfolio of Investments    September 30, 2018

(Unaudited)

Shares	Description (1)	Value

	Retail – 16.3%

383,876	Agree Realty Corporation	$20,391,493

3,642	Alexander’s Inc.	1,250,299

1,061,720	Brixmor Property Group Inc.	18,590,717

576,484	DDR Corporation	7,719,121

761,130	Federal Realty Investment Trust	96,260,111

520,224	Macerich Company, (3)	28,763,185

341,072	National Retail Properties Inc.	15,286,847

695,386	Realty Income Corporation	39,560,509

626,084	Regency Centers Corporation	40,488,852

831,754	Retail Properties of America Inc., Class A	10,139,081

1,284,460	Simon Property Group Inc., (3)	227,028,305

569,966	Spirit Realty Capital Inc.	4,593,926

232,340	Taubman Centers Inc.	13,900,902

1,209,160	Urban Edge Properties	26,698,253

1,220	Urstadt Biddle Properties Inc., Class A	25,974

238,573	Weingarten Realty Investors	7,099,932
	Total Retail	557,797,507

	Specialized – 16.3%

739,720	CatchMark Timber Trust Inc., Class A	8,455,000

275,313	CoreSite Realty Corporation	30,598,287

1,526,924	CubeSmart	43,563,142

85,244	CyrusOne Inc.	5,404,470

1,035,851	Digital Realty Trust Inc.	116,512,520

252,091	Equinix Inc.	109,127,673

674,083	Extra Space Storage Inc.	58,402,551

782,545	Four Corners Property Trust Inc.	20,103,581

526,197	Gaming and Leisure Properties Inc.	18,548,444

225,269	Iron Mountain Inc.	7,776,286

82,755	Life Storage Inc.	7,874,966

4,406	National Storage Affiliates Trust	112,089

488,478	Public Storage	98,491,819

214,761	SBA Communications Corporation, Class A, (4)	34,497,059
	Total Specialized	559,467,887
	Total Real Estate Investment Trust Common Stocks (cost $2,717,030,179)	3,355,771,283

Shares	Description (1)	Value

	COMMON STOCKS – 0.4%

	Hotels, Restaurants & Leisure – 0.4%

81,053	Hilton Worldwide Holdings Inc.	$6,547,461

74,735	Hyatt Hotels Corporation, Class A	5,948,159
	Total Hotels, Restaurants & Leisure	12,495,620

Shares	Description (1)		Value

	Real Estate Management & Development – 0.0%

63,959	Essential Properties Realty Trust Inc.		$907,578
	Total Common Stocks (cost $12,442,022)		13,403,198
	Total Long-Term Investments (cost $2,729,472,201)		3,369,174,481

Shares	Description (1)	Coupon	Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.0%

	Money Market Funds – 0.0%

368,808	First American Government Obligations Fund, Class X, (5)	1.978% (6)	$368,808
	Total Investments Purchased with Collateral from Securities Lending (cost $368,808)		368,808

Shares	Description (1)	Coupon	Value

	SHORT-TERM INVESTMENTS – 0.6%

	Money Market Funds – 0.6%

21,466,942	First American Treasury Obligations Fund, Class Z	1.958% (6)	$21,466,942
	Total Short-Term Investments (cost $21,466,942)		21,466,942
	Total Investments (cost $2,751,307,951) – 98.9%		3,391,010,231
	Other Assets Less Liabilities – 1.1%		38,233,923
	Net Assets – 100%		$3,429,244,154

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Real Estate Investment Trust Common Stocks	$3,350,473,737	$5,297,546	$—	$3,355,771,283
Common Stocks	13,403,198	—	—	13,403,198
Investments Purchased with Collateral from Securities Lending	368,808	—	—	368,808
Short-Term Investments:
Money Market Funds	21,466,942	—	—	21,466,942
Total	$3,385,712,685	$5,297,546	$—	$3,391,010,231

Nuveen Real Estate Securities Fund (continued)

Portfolio of Investments    September 30, 2018

(Unaudited)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The table below presents the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of September 30, 2018.

Tax cost of investments	$2,832,423,694
Gross unrealized:
Appreciation	$647,061,988
Depreciation	(88,475,451)
Net unrealized appreciation (depreciation) of investments	$558,586,537

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For fair value measurement disclosure purposes, investment classified as Level 2.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $365,378.

(4)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(5)

The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(6)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

REIT	Real Estate Investment Trust

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By (Signature and Title)	/s/ Christopher M. Rohrbacher
Christopher M. Rohrbacher
Vice President and Secretary

Date: November 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: November 29, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2018